INCOME TAXES - Schedule of Income Tax Expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
INCOME TAXES
Current tax	¥ 364,628		¥ 512,054	¥ 410,106
Deferred tax	(85,446)		53,109	(109,594)
Income tax expenses	¥ 279,182	$ 38,248	¥ 565,163	¥ 300,512